Fair Value Measurements - Summary of Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 22, 2021	Dec. 31, 2020
Level 3
Financial Liabilities:
Earn-out contingent liability		$ 143,100
Fair Value, Recurring
Financial Assets:
Total financial assets	$ 385,370		$ 92,940
Financial Liabilities:
Earn-out contingent liability	10,244
Total financial liabilities	31,799
Fair Value, Recurring | Public Warrant
Financial Liabilities:
Warrant liability	14,463
Fair Value, Recurring | Private Warrant
Financial Liabilities:
Warrant liability	7,092
Fair Value, Recurring | Level 1
Financial Assets:
Total financial assets	385,370		92,940
Financial Liabilities:
Earn-out contingent liability	0
Total financial liabilities	14,463
Fair Value, Recurring | Level 1 | Public Warrant
Financial Liabilities:
Warrant liability	14,463
Fair Value, Recurring | Level 1 | Private Warrant
Financial Liabilities:
Warrant liability	0
Fair Value, Recurring | Level 2
Financial Assets:
Total financial assets	0		0
Financial Liabilities:
Earn-out contingent liability	0
Total financial liabilities	7,092
Fair Value, Recurring | Level 2 | Public Warrant
Financial Liabilities:
Warrant liability	0
Fair Value, Recurring | Level 2 | Private Warrant
Financial Liabilities:
Warrant liability	7,092
Fair Value, Recurring | Level 3
Financial Assets:
Total financial assets	0		0
Financial Liabilities:
Earn-out contingent liability	10,244
Total financial liabilities	10,244
Fair Value, Recurring | Level 3 | Public Warrant
Financial Liabilities:
Warrant liability	0
Fair Value, Recurring | Level 3 | Private Warrant
Financial Liabilities:
Warrant liability	0
Money market funds | Fair Value, Recurring
Financial Assets:
Money market funds	385,370		92,940
Money market funds | Fair Value, Recurring | Level 1
Financial Assets:
Money market funds	385,370		92,940
Money market funds | Fair Value, Recurring | Level 2
Financial Assets:
Money market funds	0		0
Money market funds | Fair Value, Recurring | Level 3
Financial Assets:
Money market funds	$ 0		$ 0